Reclassifications from Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income Reclassification
The following table sets out the components of the Company’s AOCI that are reclassified into the audited condensed consolidated statement of operations for the twelve months ended December 31, 2021 and 2020:

	Amount Reclassified from AOCI
Details about the AOCI Components	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale securities:
Realized (gains) on sale of securities	$(24.8)	$(69.3)	Realized and unrealized investment gains
Realized losses on sale of securities	4.4	2.2	Realized and unrealized investment losses
	(20.4)	(67.1)	Income/(loss) from operations before income tax
Tax on net realized gains of securities	—	—	Income tax (expense)/benefit
	$(20.4)	$(67.1)	Net income/(loss)
Realized derivatives:
Net realized gains on settled derivatives	(6.2)	0.3	General, administrative and corporate expenses
Tax on settled derivatives	—	—	Income tax (expense)/benefit
	$(6.2)	$0.3	Net income/(loss)

Total reclassifications from AOCI to the statement of operations, net of income tax	$(26.6)	$(66.8)	Net income/(loss)